Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37827
Entity Registrant Name	Triton International Limited
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
Entity Common Stock, Shares Outstanding	101,158,891
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Central Index Key	0001660734
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	100 Manhattanville Rd. Purchase
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	251-9000
Contact Personnel Name	Lily Colahan
Contact Personnel Email Address	lcolahan@trtn.com
Entity Address, State or Province	NY
NEW YORK STOCK EXCHANGE, INC. | 8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRB
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRC
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRD
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRE
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRF
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.500% Series G Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	7.500% Series G Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTN PRG
Security Exchange Name	NYSE